T. ROWE PRICE Spectrum Moderate Allocation Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.0%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.164%, 4/15/35 (1) 340,000 340
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 328
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 183
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 312
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 196
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 270,000 269
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 195,000 201
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.634%, 4/15/35 (1) 364,554 365
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 394
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 770
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 195
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 50
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 125,000 125
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 150
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.716%, 7/15/36 (1) 400,000 399

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 125,000 124
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 193,000 179
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.678%, 7/17/34 (1) 390,000 390
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 202,516 206
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 99,103 100
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 250,000 249
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 250,000 249
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 184
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  610,000 601
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 383
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 66
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 696
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  80,000 80
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 145

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 676
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 487,963 472
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 195,000 164
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 140,000 136
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 249
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 100
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 335,000 335
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 50
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.037%, 1/20/37 (1) 275,000 275
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 350,000 350
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 295,000 297
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 92
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 423

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 456,431 449
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 375,250 384
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 95,000 97
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 290
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.708%, 7/17/35 (1) 290,000 290
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  105,000 105
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.229%, 7/20/29 (1) 370,000 370
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 510,000 510
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 71,784 72
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 106
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 180,000 180
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.957%, 11/15/36 (1) 315,000 317
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 100
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 100,000 93

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 4/15/37 (1)(2) 465,000 465
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 43,725 43
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 213
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 232
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  640,000 634
Santander Drive Auto Receivables Trust
Series 2024-1, Class A3
5.25%, 4/17/28  130,000 130
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 450,000 445
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 115,000 115
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 110,000 110
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 411,237 362
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 84
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 45
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 358,338 334
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 222,692 224
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 183

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.639%, 10/20/29 (1) 109,415 110
Total Asset-Backed Securities (Cost $19,594) 19,277
BOND MUTUAL FUNDS 16.8%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.47% (3)(4) 6,772,117 52,416
T. Rowe Price Inflation Protected Bond Fund - I Class, 0.58% (3)(4) 648 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.25% (3)(4) 9,672,833 63,937
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.58% (3)(4) 2,492,061 23,600
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.24% (3)(4) 7,927,226 61,436
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.19% (3)(4) 9,623,907 80,841
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 0.58% (3)(4) 960,615 4,428
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.44% (3)(4) 7,523,122 56,348
Total Bond Mutual Funds (Cost $403,044) 343,013
COMMON STOCKS 52.7%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.2%
KT (KRW)  43,025 1,262
Nippon Telegraph & Telephone (JPY)  3,106,500 3,778
5,040
Entertainment 0.5%
Electronic Arts  9,325 1,301
Liberty Media Corp-Liberty Live, Class C (5) 12,578 501
Netflix (5) 11,951 7,205
Sea, ADR (5) 9,627 467
9,474
Interactive Media & Services 2.0%
Alphabet, Class A (5) 21,860 3,027
Alphabet, Class C (5) 143,943 20,120
LY (JPY)  225,400 623
Meta Platforms, Class A  33,480 16,410
NAVER (KRW)  5,840 857
Tencent Holdings (HKD)  12,700 445
Vimeo (5) 54,273 260
41,742

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.1%
CyberAgent (JPY)  116,900 821
WPP (GBP)  180,463 1,614
2,435
Wireless Telecommunication Services 0.4%
T-Mobile U.S.  42,507 6,942
Vodafone Group, ADR  105,619 944
7,886
Total Communication Services 66,577
CONSUMER DISCRETIONARY 5.5%
Automobile Components 0.3%
Autoliv, SDR (SEK)  14,954 1,737
Denso (JPY)  114,300 2,103
Dowlais Group (GBP)  371,787 428
Magna International  28,147 1,551
Stanley Electric (JPY)  32,100 550
6,369
Automobiles 0.5%
Honda Motor (JPY)  54,500 648
Suzuki Motor (JPY)  28,100 1,237
Tesla (5) 20,262 4,090
Toyota Motor (JPY)  170,300 4,102
10,077
Broadline Retail 1.7%
Alibaba Group Holding, ADR  5,191 384
Amazon.com (5) 173,626 30,690
Etsy (5) 2,900 208
Kohl's  7,243 202
Next (GBP)  16,228 1,706
Ollie's Bargain Outlet Holdings (5) 5,232 420
Savers Value Village (5) 6,480 131
33,741
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (5) 6,593 757
Duolingo (5) 2,146 513
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(6) 10,622 2
Service Corp International  12,769 935
Strategic Education  5,905 654
2,861
Hotels, Restaurants & Leisure 1.3%
Airbnb, Class A (5) 11,194 1,763
Amadeus IT Group (EUR)  21,844 1,292

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BJ's Restaurants (5) 11,156 391
Booking Holdings (5) 1,905 6,608
Cava Group (5) 15,404 900
Chipotle Mexican Grill (5) 878 2,361
Chuy's Holdings (5) 6,742 228
Compass Group (GBP)  97,475 2,675
DoorDash, Class A (5) 5,703 710
Dutch Bros, Class A (5) 12,677 369
Hilton Worldwide Holdings  13,527 2,764
Jack in the Box  2,562 187
McDonald's  11,876 3,471
Norwegian Cruise Line Holdings (5) 45,400 880
Papa John's International  11,796 848
Red Rock Resorts, Class A  6,524 378
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(6)(7)(8) 51,774 227
Wyndham Hotels & Resorts  4,986 382
26,434
Household Durables 0.3%
Installed Building Products  1,441 344
Panasonic Holdings (JPY)  147,100 1,391
Persimmon (GBP)  51,875 894
Skyline Champion (5) 7,316 613
Sony Group (JPY)  25,300 2,180
5,422
Specialty Retail 1.0%
AutoZone (5) 488 1,467
Burlington Stores (5) 3,893 799
Caleres  10,013 387
Carvana (5) 12,488 948
Five Below (5) 1,564 314
Floor & Decor Holdings, Class A (5) 1,373 166
Home Depot  7,960 3,030
Kingfisher (GBP)  608,964 1,806
Monro  10,825 363
O'Reilly Automotive (5) 1,775 1,930
RH (5) 1,329 365
Ross Stores  9,615 1,432
TJX  10,059 997
Tractor Supply  11,758 2,990
Ulta Beauty (5) 6,697 3,674
Warby Parker, Class A (5) 22,102 281
20,949

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont, Class A (CHF)  7,397 1,178
Kering (EUR)  3,085 1,421
Lululemon Athletica (5) 2,131 995
Moncler (EUR)  23,967 1,728
NIKE, Class B  5,214 542
Samsonite International (HKD) (5) 237,600 829
Skechers USA, Class A (5) 5,698 352
7,045
Total Consumer Discretionary 112,898
CONSUMER STAPLES 3.1%
Beverages 0.5%
Boston Beer, Class A (5) 1,801 555
Coca-Cola  74,435 4,468
Coca-Cola Consolidated  10 8
Diageo (GBP)  55,020 2,061
Heineken (EUR)  21,344 1,972
Keurig Dr Pepper  46,905 1,403
Kirin Holdings (JPY)  47,900 666
11,133
Consumer Staples Distribution & Retail 0.6%
Dollar General  9,920 1,442
Seven & i Holdings (JPY) (9) 145,500 2,168
Target  11,282 1,725
Walmart  94,587 5,544
Welcia Holdings (JPY) (9) 23,200 438
11,317
Food Products 0.8%
Barry Callebaut (CHF)  604 849
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $174 (5)(6)(7) 9,408 49
Mondelez International, Class A  96,773 7,071
Nestle (CHF)  62,583 6,491
Post Holdings (5) 5,128 534
Simply Good Foods (5) 6,798 241
Utz Brands  20,649 365
Wilmar International (SGD)  549,000 1,356
16,956
Household Products 0.6%
Colgate-Palmolive  69,387 6,004
Procter & Gamble  41,834 6,649
12,653

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products 0.6%
BellRing Brands (5) 15,415 878
Kenvue  266,150 5,057
L'Oreal (EUR)  4,988 2,383
Unilever (GBP)  91,214 4,454
12,772
Total Consumer Staples 64,831
ENERGY 2.7%
Energy Equipment & Services 0.8%
ChampionX  18,892 587
Expro Group Holdings (5) 14,970 268
Halliburton  193,019 6,769
Liberty Energy  22,029 471
NOV  15,234 257
Schlumberger  133,992 6,476
TechnipFMC  20,993 455
Weatherford International (5) 5,000 513
15,796
Oil, Gas & Consumable Fuels 1.9%
Antero Resources (5) 16,075 413
Chesapeake Energy  6,124 507
Chevron  5,975 908
ConocoPhillips  37,819 4,256
Diamondback Energy  25,250 4,609
DT Midstream  6,312 364
EQT  146,389 5,438
Equinor (NOK)  112,406 2,770
Exxon Mobil  24,757 2,588
Kimbell Royalty Partners  11,876 186
Kinder Morgan  43,442 755
Magnolia Oil & Gas, Class A  22,835 518
Matador Resources  4,908 310
Phillips 66  5,000 713
Pioneer Natural Resources  2,000 470
Range Resources  116,804 3,693
Shell, ADR  38,153 2,397
SM Energy  5,224 229
Southwestern Energy (5) 108,390 756
TotalEnergies (EUR)  60,748 3,872
Viper Energy  7,400 267
Williams  50,962 1,832
37,851
Total Energy 53,647

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 8.9%
Banks 2.8%
ANZ Group Holdings (AUD)  63,406 1,175
Bank of America  211,646 7,306
BankUnited  6,188 166
Blue Foundry Bancorp (5) 8,536 80
BNP Paribas (EUR)  22,859 1,372
Cadence Bank  16,521 457
Capitol Federal Financial  35,487 206
Citigroup  37,000 2,053
Columbia Banking System  18,541 336
CRB Group, Acquisition Date: 4/14/22, Cost $33 (5)(6)(7) 313 23
CrossFirst Bankshares (5) 14,452 186
DBS Group Holdings (SGD)  49,242 1,221
Dime Community Bancshares  9,234 173
DNB Bank (NOK)  150,337 3,010
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41 (5)(6)(7) 4,058 71
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (5)(6)(7) 1,993 35
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(6)(7) 605 5
East West Bancorp  17,267 1,258
Eastern Bankshares  18,764 242
Equity Bancshares, Class A  6,971 222
Erste Group Bank (EUR)  3,050 122
FB Financial  10,754 383
First Bancshares  9,766 243
Five Star Bancorp  7,853 186
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (5)(6)(7) 6,708 20
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(6)(7) 1,212 —
HarborOne Bancorp  9,089 93
HDFC Bank (INR)  77,505 1,313
Heritage Commerce  8,912 74
Home BancShares  11,794 277
ING Groep (EUR)  228,725 3,148
Intesa Sanpaolo (EUR)  435,479 1,387
JPMorgan Chase  65,345 12,158
Kearny Financial  14,663 93
Live Oak Bancshares  13,448 534
Mitsubishi UFJ Financial Group (JPY)  210,600 2,163
National Bank of Canada (CAD)  32,742 2,556
Origin Bancorp  10,104 302

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Premier Bancorp  10,356 237
Pinnacle Financial Partners  6,773 560
PNC Financial Services Group  6,511 958
Popular  3,815 319
Prosperity Bancshares  5,200 325
SouthState  7,487 629
Standard Chartered (GBP)  120,150 1,016
Sumitomo Mitsui Trust Holdings (JPY)  35,994 729
Svenska Handelsbanken, Class A (SEK)  179,805 2,150
Texas Capital Bancshares (5) 5,025 295
United Overseas Bank (SGD)  87,600 1,823
Veritex Holdings  10,082 198
Wells Fargo  49,961 2,777
Western Alliance Bancorp  6,504 376
57,041
Capital Markets 1.1%
Bridgepoint Group (GBP)  198,786 649
Brookfield (CAD)  38,017 1,569
Cboe Global Markets  12,814 2,460
Charles Schwab  45,963 3,069
CME Group  7,361 1,622
Goldman Sachs Group  11,680 4,544
Julius Baer Group (CHF)  26,505 1,420
LPL Financial Holdings  8,827 2,365
Macquarie Group (AUD)  10,217 1,297
Morgan Stanley  10,612 913
MSCI  426 239
Onex (CAD)  4,624 344
P10, Class A  28,093 261
S&P Global  2,595 1,112
StepStone Group, Class A  10,354 360
Stifel Financial  3,100 235
TMX Group (CAD)  15,518 407
XP, Class A  25,384 600
23,466
Consumer Finance 0.2%
American Express  16,366 3,591
Encore Capital Group (5) 5,603 269
PRA Group (5) 5,607 143
4,003
Financial Services 2.2%
Adyen (EUR) (5) 741 1,172
ANT Group, Acquisition Date: 8/14/23, Cost $293 (5)(6)(7) 293,381 296
Berkshire Hathaway, Class B (5) 21,590 8,839

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  96,169 422
Corebridge Financial  31,085 772
Fiserv (5) 43,330 6,468
FleetCor Technologies (5) 3,485 973
Global Payments  13,334 1,729
Mastercard, Class A  12,852 6,102
Mitsubishi HC Capital (JPY)  115,600 799
PennyMac Financial Services  10,835 920
Toast, Class A (5) 15,293 352
Visa, Class A  54,661 15,449
44,293
Insurance 2.6%
AIA Group (HKD)  224,400 1,809
Allstate  26,600 4,243
Assurant  4,339 787
AXA (EUR)  117,477 4,182
Axis Capital Holdings  8,473 530
Chubb  13,408 3,374
Definity Financial (CAD)  21,945 742
First American Financial  8,187 478
Hanover Insurance Group  4,465 587
Hartford Financial Services Group  9,332 894
Mandatum (EUR) (5) 46,918 206
Marsh & McLennan  17,159 3,471
MetLife  71,482 4,985
Munich Re (EUR)  9,495 4,421
Ping An Insurance Group, Class H (HKD)  77,000 343
Progressive  23,416 4,439
RLI  1,900 278
Sampo, Class A (EUR)  46,918 2,100
Selective Insurance Group  10,151 1,061
Storebrand (NOK)  163,566 1,462
Sun Life Financial (CAD) (9) 37,466 1,990
Tokio Marine Holdings (JPY)  88,500 2,586
Travelers  18,948 4,187
White Mountains Insurance Group  230 406
Zurich Insurance Group (CHF)  4,782 2,544
52,105
Total Financials 180,908
HEALTH CARE 7.1%
Biotechnology 0.6%
AbbVie  6,059 1,067
Agios Pharmaceuticals (5) 4,636 150
Amgen  2,477 678

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Apellis Pharmaceuticals (5) 5,197 322
Arcellx (5) 4,332 285
Argenx, ADR (5) 3,913 1,487
Arrowhead Pharmaceuticals (5) 5,000 160
Ascendis Pharma, ADR (5) 3,695 546
Avid Bioservices (5) 25,024 192
Biohaven (5) 3,038 146
Black Diamond Therapeutics (5) 13,030 67
Blueprint Medicines (5) 3,706 347
Bridgebio Pharma (5) 5,450 186
Cabaletta Bio (5) 6,748 154
CG oncology (5) 2,328 104
Crinetics Pharmaceuticals (5) 8,276 339
CRISPR Therapeutics (5) 1,872 158
Cytokinetics (5) 9,591 693
Fusion Pharmaceuticals (5) 9,200 110
Genmab (DKK) (5) 2,943 818
HilleVax (5) 7,667 139
Immatics (5) 13,503 169
Immunocore Holdings, ADR (5) 1,700 114
Insmed (5) 13,373 371
Ionis Pharmaceuticals (5) 8,208 371
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $3 (5)(6) 200 1
MacroGenics (5) 9,006 162
MoonLake Immunotherapeutics (5) 4,288 207
Prime Medicine (5) 8,211 71
Sana Biotechnology (5) 12,528 126
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (5)(6) 1,127 10
Syndax Pharmaceuticals (5) 5,423 127
Tango Therapeutics (5) 10,632 118
Vaxcyte (5) 7,413 547
Vertex Pharmaceuticals (5) 4,631 1,948
Verve Therapeutics (5) 11,664 199
Xenon Pharmaceuticals (5) 3,713 175
Zentalis Pharmaceuticals (5) 8,985 134
12,998
Health Care Equipment & Supplies 1.1%
Alcon (CHF)  13,095 1,117
Align Technology (5) 463 140
Elekta, Class B (SEK) (9) 114,098 826
EssilorLuxottica (EUR)  8,002 1,699
GE HealthCare Technologies  27,776 2,535
Haemonetics (5) 4,780 349
Hologic (5) 8,102 598

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuitive Surgical (5) 9,258 3,570
Koninklijke Philips (EUR) (5) 67,200 1,354
Masimo (5) 6,057 779
Medtronic  15,535 1,295
Neogen (5) 24,768 426
Outset Medical (5) 15,728 49
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (5)(6)(7) 51,080 20
Penumbra (5) 339 80
PROCEPT BioRobotics (5) 12,962 627
QuidelOrtho (5) 8,634 394
RxSight (5) 3,188 174
Siemens Healthineers (EUR)  37,979 2,279
STERIS  6,816 1,587
Stryker  3,983 1,390
Teleflex  1,110 247
21,535
Health Care Providers & Services 2.1%
Alignment Healthcare (5) 33,191 199
Cencora  30,299 7,138
Cigna Group  5,600 1,882
Elevance Health  20,819 10,436
Fresenius (EUR)  43,313 1,213
HCA Healthcare  7,179 2,238
Humana  2,833 992
Molina Healthcare (5) 8,202 3,231
NeoGenomics (5) 34,972 546
Privia Health Group (5) 23,793 531
Tenet Healthcare (5) 17,359 1,614
U.S. Physical Therapy  3,445 366
UnitedHealth Group  26,099 12,883
43,269
Health Care Technology 0.0%
Certara (5) 16,930 286
Veeva Systems, Class A (5) 2,419 545
831
Life Sciences Tools & Services 0.9%
10X Genomics, Class A (5) 9,763 455
Agilent Technologies  15,907 2,185
Azenta (5) 1,624 106
Bruker  9,679 838
Danaher  13,396 3,391
Evotec (EUR) (5) 32,636 481
Pacific Biosciences of California (5) 44,440 246
Repligen (5) 1,663 323

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sotera Health (5) 21,292 319
Thermo Fisher Scientific  17,286 9,856
18,200
Pharmaceuticals 2.4%
Astellas Pharma (JPY)  177,100 1,935
AstraZeneca, ADR  113,246 7,266
Bayer (EUR)  34,067 1,029
Bristol-Myers Squibb  5,800 294
Elanco Animal Health (5) 23,430 372
Eli Lilly  15,185 11,445
EyePoint Pharmaceuticals (5) 4,028 110
GSK, ADR  21,846 915
Johnson & Johnson  20,409 3,294
Merck  47,295 6,014
Novartis (CHF)  37,347 3,768
Novo Nordisk, Class B (DKK)  35,135 4,194
Otsuka Holdings (JPY)  17,000 690
Roche Holding (CHF)  12,562 3,284
Sanofi (EUR)  38,610 3,680
Structure Therapeutics, ADR (5) 4,355 177
Zoetis  6,201 1,230
49,697
Total Health Care 146,530
INDUSTRIALS & BUSINESS SERVICES 6.2%
Aerospace & Defense 0.6%
Cadre Holdings  4,595 165
General Dynamics  19,072 5,211
L3Harris Technologies  10,084 2,134
Leonardo DRS (5) 16,005 364
Melrose Industries (GBP)  250,293 2,010
Safran (EUR)  11,048 2,317
TransDigm Group  529 623
12,824
Building Products 0.2%
AAON  5,240 440
AZZ  12,625 919
Carrier Global  28,573 1,588
CSW Industrials  2,271 523
Zurn Elkay Water Solutions  12,773 406
3,876
Commercial Services & Supplies 0.3%
Casella Waste Systems, Class A (5) 5,997 540
Cintas  664 418

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Fleet Management (CAD)  137,023 2,287
Rentokil Initial (GBP)  87,142 485
Stericycle (5) 7,878 429
Tetra Tech  2,066 366
Veralto  11,016 952
VSE  5,293 392
5,869
Construction & Engineering 0.1%
API Group (5) 3,400 119
Arcosa  3,535 293
WillScot Mobile Mini Holdings (5) 8,584 410
Worley (AUD)  131,355 1,431
2,253
Electrical Equipment 0.8%
ABB (CHF)  67,009 3,092
AMETEK  26,713 4,813
Legrand (EUR)  20,694 2,096
Mitsubishi Electric (JPY)  156,600 2,494
Prysmian (EUR)  43,136 2,153
Rockwell Automation  1,842 525
Thermon Group Holdings (5) 13,545 370
15,543
Ground Transportation 0.8%
Central Japan Railway (JPY)  33,000 830
CSX  191,709 7,273
Landstar System  1,870 356
Norfolk Southern  6,540 1,657
Old Dominion Freight Line  6,727 2,977
Saia (5) 1,862 1,071
Union Pacific  11,531 2,925
17,089
Industrial Conglomerates 1.0%
DCC (GBP)  17,476 1,242
General Electric  35,760 5,610
Honeywell International  15,039 2,989
Roper Technologies  2,887 1,572
Siemens (EUR)  45,369 8,982
20,395
Machinery 1.4%
ATS (5) 2,817 106
Caterpillar  249 83
Crane  3,040 369
Cummins  21,064 5,658

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deere  2,157 787
Dover  4,776 790
Enerpac Tool Group  13,134 443
Enpro  2,691 419
Esab  4,468 443
ESCO Technologies  3,219 328
Federal Signal  11,282 924
Graco  5,789 528
Helios Technologies  3,116 138
IDEX  14,179 3,345
Ingersoll Rand  9,217 842
John Bean Technologies  4,616 468
KION Group (EUR)  20,661 1,044
Marel (ISK)  17,254 59
Mueller Water Products, Class A  28,344 441
RBC Bearings (5) 3,184 869
Sandvik (SEK)  77,581 1,747
SMC (JPY)  1,300 785
Spirax-Sarco Engineering (GBP)  2,351 307
SPX Technologies (5) 7,712 904
THK (JPY)  31,400 692
Toro  3,489 322
Westinghouse Air Brake Technologies  36,795 5,199
28,040
Passenger Airlines 0.0%
Allegiant Travel  762 55
55
Professional Services 0.5%
ASGN (5) 2,100 208
Booz Allen Hamilton Holding  16,263 2,402
Broadridge Financial Solutions  9,420 1,918
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $61 (5)(6)(7) 7,797 34
Clarivate (5) 35,185 253
Legalzoom.com (5) 17,114 212
NV5 Global (5) 2,180 222
Parsons (5) 10,903 879
Paycor HCM (5) 23,987 506
Recruit Holdings (JPY)  40,900 1,650
TechnoPro Holdings (JPY)  46,600 933
Teleperformance (EUR)  6,176 767
9,984
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  29,977 2,156
Beacon Roofing Supply (5) 6,980 599

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bunzl (GBP)  30,725 1,225
Ferguson  3,400 719
Mitsubishi (JPY)  86,100 1,847
MSC Industrial Direct, Class A  2,659 268
Rush Enterprises, Class A  7,189 350
SiteOne Landscape Supply (5) 4,806 810
Sumitomo (JPY)  74,700 1,754
Transcat (5) 740 78
9,806
Total Industrials & Business Services 125,734
INFORMATION TECHNOLOGY 12.1%
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  271,835 1,476
1,476
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  39,679 4,335
Cognex  4,400 174
CTS  8,415 375
Hamamatsu Photonics (JPY)  24,600 884
Keysight Technologies (5) 6,400 988
Largan Precision (TWD)  6,000 492
Littelfuse  1,437 342
Mirion Technologies (5) 58,759 575
Murata Manufacturing (JPY)  73,200 1,475
Napco Security Technologies  8,318 375
Novanta (5) 2,624 454
Omron (JPY)  14,100 524
PAR Technology (5) 20,720 908
TE Connectivity  33,783 4,850
Teledyne Technologies (5) 1,964 839
Vontier  8,147 350
17,940
IT Services 0.4%
Accenture, Class A  5,727 2,146
MongoDB (5) 2,971 1,330
NTT Data Group (JPY)  165,200 2,691
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $13 (5)(6)
(7) 302 22
Shopify, Class A (5) 17,478 1,335
Snowflake, Class A (5) 2,311 435
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (5)(6)(7) 1,500 29
7,988

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices (5) 10,014 1,928
Allegro MicroSystems (5) 9,673 305
Analog Devices  22,418 4,300
Applied Materials  29,390 5,926
ASML Holding (EUR)  6,270 5,950
ASML Holding  3,192 3,038
Broadcom  3,331 4,332
Entegris  6,589 885
Intel  41,536 1,788
KLA  5,049 3,445
Lam Research  2,569 2,410
Lattice Semiconductor (5) 12,120 928
MACOM Technology Solutions Holdings (5) 7,014 620
Micron Technology  60,466 5,479
Monolithic Power Systems  1,971 1,419
NVIDIA  41,866 33,121
NXP Semiconductors  32,593 8,139
Onto Innovation (5) 5,682 1,046
QUALCOMM  32,663 5,154
Renesas Electronics (JPY)  62,200 1,028
Taiwan Semiconductor Manufacturing (TWD)  252,759 5,539
Taiwan Semiconductor Manufacturing, ADR  6,668 858
Texas Instruments  22,762 3,809
Tokyo Electron (JPY)  10,700 2,655
104,102
Software 4.0%
Adobe (5) 2,403 1,346
Agilysys (5) 3,319 258
Altair Engineering, Class A (5) 5,710 486
Amplitude, Class A (5) 33,510 397
Appfolio, Class A (5) 1,000 242
Atlassian, Class A (5) 3,238 672
BILL Holdings (5) 5,646 358
Braze, Class A (5) 2,846 162
Cadence Design Systems (5) 6,562 1,997
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (5)(6)(7) 269 287
CCC Intelligent Solutions Holdings (5) 21,463 251
Confluent, Class A (5) 10,207 346
Crowdstrike Holdings, Class A (5) 1,800 584
Datadog, Class A (5) 3,648 480
Descartes Systems Group (5) 8,861 768
DoubleVerify Holdings (5) 20,942 647
Envestnet (5) 6,864 354
Five9 (5) 4,246 259

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortinet (5) 29,002 2,004
Gusto, Acquisition Date: 10/4/21, Cost $148 (5)(6)(7) 5,153 79
Intapp (5) 11,936 468
Intuit  3,986 2,642
Manhattan Associates (5) 1,349 342
Microsoft  128,416 53,118
Salesforce (5) 3,900 1,204
SAP (EUR)  19,821 3,714
ServiceNow (5) 7,199 5,553
Socure, Acquisition Date: 12/22/21, Cost $26 (5)(6)(7) 1,599 10
Synopsys (5) 4,941 2,835
Varonis Systems (5) 4,600 234
Workiva (5) 6,775 583
82,680
Technology Hardware, Storage & Peripherals 1.6%
Apple  163,478 29,549
Samsung Electronics (KRW)  59,573 3,288
32,837
Total Information Technology 247,023
MATERIALS 1.8%
Chemicals 0.9%
Air Liquide (EUR)  12,227 2,485
Akzo Nobel (EUR)  18,339 1,337
Asahi Kasei (JPY)  121,600 846
BASF (EUR)  23,790 1,212
Covestro (EUR) (5) 24,616 1,340
Element Solutions  50,763 1,193
HB Fuller  5,223 415
Johnson Matthey (GBP)  44,561 869
Linde  13,423 6,024
Mosaic  16,300 508
Nutrien  9,646 504
Quaker Chemical  1,486 298
Sherwin-Williams  3,115 1,034
Umicore (EUR)  36,527 764
18,829
Construction Materials 0.1%
Martin Marietta Materials  2,556 1,477
1,477
Containers & Packaging 0.0%
Amcor, CDI (AUD)  48,451 432
Sealed Air  9,600 335
767

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.7%
Antofagasta (GBP)  74,633 1,715
BHP Group (AUD)  37,785 1,083
BHP Group (GBP)  53,504 1,536
Constellium (5) 35,497 688
ERO Copper (CAD) (5)(9) 22,752 388
Franco-Nevada  7,698 807
Freeport-McMoRan  49,362 1,866
IGO (AUD)  145,741 752
Pilbara Minerals (AUD)  451,164 1,232
Royal Gold  3,200 328
South32 (AUD)  359,264 688
Southern Copper  27,292 2,207
Wheaton Precious Metals  22,351 921
14,211
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  97,405 1,231
West Fraser Timber (CAD)  4,395 354
1,585
Total Materials 36,869
REAL ESTATE 0.9%
Health Care Real Estate Investment Trusts 0.0%
Healthcare Realty Trust, REIT  19,634 271
271
Industrial Real Estate Investment Trusts 0.2%
EastGroup Properties, REIT  5,484 964
Prologis, REIT  9,037 1,204
Rexford Industrial Realty, REIT  11,244 572
Terreno Realty, REIT  5,204 335
3,075
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  111,003 507
507
Real Estate Management & Development 0.2%
Colliers International Group  3,576 416
DigitalBridge Group  30,331 557
FirstService  5,651 932
Mitsui Fudosan (JPY)  86,700 2,354
4,259
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  18,366 1,236
Flagship Communities REIT  8,582 136

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independence Realty Trust, REIT  31,772 465
1,837
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  709,231 1,435
1,435
Specialized Real Estate Investment Trusts 0.3%
CubeSmart, REIT  14,438 630
Public Storage, REIT  13,695 3,888
Weyerhaeuser, REIT  53,856 1,851
6,369
Total Real Estate 17,753
UTILITIES 1.1%
Electric Utilities 0.6%
Constellation Energy  47,036 7,923
IDACORP  6,082 536
MGE Energy  2,831 179
NextEra Energy  39,695 2,191
OGE Energy  11,067 364
PNM Resources  13,164 481
Southern  3,530 237
11,911
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  118,500 446
Chesapeake Utilities  7,200 734
ONE Gas  768 46
1,226
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  60,900 1,000
1,000
Multi-Utilities 0.3%
Ameren  27,255 1,940
Engie (EUR)  186,877 2,999
National Grid (GBP)  151,099 1,977
6,916
Water Utilities 0.0%
California Water Service Group  9,110 418

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  2,243 114
532
Total Utilities 21,585
Total Miscellaneous Common Stocks  0.1% (10) 2,779
Total Common Stocks (Cost $585,967) 1,077,134
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Series D, Acquisition Date: 11/13/20,
Cost $91 (5)(6)(7)(8) 10,166 45
45
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (5)(6)(7) 22,936 23
23
Total Consumer Discretionary 68
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (5)(6)(7) 25 —
Total Consumer Staples —
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (5)(6)
(7) 1,101 80
Total Financials 80
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (5)(6)(7) 23,170 84
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (5)(6)(7) 12,283 45
129
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (5)(6)(7) 68,919 59
59
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (5)(6)(7) 54,988 64
64

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (5)(6)(7) 5,327 48
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (5)(6)(7) 8,237 24
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (5)(6)(7) 7,007 425
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (5)(6)(7) 3,255 198
695
Total Health Care 947
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (5)(6)(7) 1,636 57
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (5)(6)(7) 26,194 128
185
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (5)(6)(7) 5,632 36
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (5)(6)(7) 1,899 12
48
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (5)(6)(7) 3,445 10
10
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(6)(7) 11,613 50
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(6)(7) 16,497 71
121
Total Industrials & Business Services 364
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (5)(6)(7) 3,986 28
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (5)(6)(7) 1,224 9
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(6)(7) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (5)(6)
(7) 2,321 169
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (5)(6)
(7) 116 8
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (5)(6)(7) 340 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(6)(7) 30 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (5)
(6)(7) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96 (5)(6)(7) 4,280 84
307
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (5)(6)(7) 16 17
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (5)(6)(7) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)(6)(7) 2,493 183
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (5)(6)
(7) 5,892 433
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (5)(6)(7) 593 44
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (5)(6)(7) 7,205 111
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $157 (5)
(6)(7) 12,058 49
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (5)(6)(7) 3,303 14
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (5)(6)(7) 13,365 68
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (5)(6)(7) 14,030 101
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (5)(6)(7) 1,110 8
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (5)(6)(7) 1,943 12
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (5)(6)(7) 1,595 10
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (5)(6)(7) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (5)(6)(7) 3,698 23
1,074
Total Information Technology 1,381
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (5)(6)(7) 1,853 88
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(6)(7) 2,982 61
149
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $75 (5)
(6)(7) 2,736 117
117
Total Materials 266
Total Convertible Preferred Stocks (Cost $3,627) 3,106

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS 4.2%
AbbVie, 3.20%, 11/21/29  275,000 252
AbbVie, 4.05%, 11/21/39  320,000 283
AbbVie, 4.25%, 11/21/49  295,000 254
AbbVie, 4.50%, 5/14/35  384,000 367
AbbVie, 4.70%, 5/14/45  520,000 481
AbbVie, 4.875%, 11/14/48  390,000 369
AbbVie, 5.05%, 3/15/34  430,000 433
AbbVie, 5.35%, 3/15/44  85,000 86
AbbVie, 5.40%, 3/15/54  365,000 372
AbbVie, 5.50%, 3/15/64  205,000 208
AerCap Ireland Capital, 2.45%, 10/29/26  360,000 332
AerCap Ireland Capital, 3.30%, 1/30/32  595,000 502
AerCap Ireland Capital, 5.10%, 1/19/29  150,000 148
AES, 5.45%, 6/1/28  125,000 125
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 48
Ally Financial, 4.75%, 6/9/27  65,000 63
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Electric Power, 5.20%, 1/15/29  215,000 215
American Express, VR, 5.098%, 2/16/28 (11) 250,000 249
American Honda Finance, 5.65%, 11/15/28  255,000 263
American Tower, 5.25%, 7/15/28  65,000 65
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  305,000 313
Aon, 2.80%, 5/15/30  110,000 95
AT&T, 3.50%, 9/15/53  202,000 140
Athene Global Funding, 5.684%, 2/23/26 (1) 425,000 424
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  320,000 306
Baltimore Gas & Electric, 5.40%, 6/1/53  150,000 148
Bank of America, VR, 1.898%, 7/23/31 (11) 1,295,000 1,050
Bank of America, VR, 1.922%, 10/24/31 (11) 690,000 554
Bank of America, VR, 3.559%, 4/23/27 (11) 180,000 172
Bank of America, VR, 4.271%, 7/23/29 (11) 715,000 689
Bank of America, VR, 5.819%, 9/15/29 (11) 457,000 465
Bank of New York Mellon, VR, 6.317%, 10/25/29 (11) 290,000 304
Bank of New York Mellon, VR, 6.474%, 10/25/34 (11) 335,000 363
Barclays, VR, 2.852%, 5/7/26 (11) 206,000 199
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 199
Barclays, VR, 6.692%, 9/13/34 (11) 475,000 497
BAT Capital, 2.259%, 3/25/28  100,000 88
BAT Capital, 6.00%, 2/20/34  165,000 164
BAT Capital, 6.343%, 8/2/30  55,000 57
BAT Capital, 7.079%, 8/2/43  150,000 156
BAT Capital, 7.081%, 8/2/53  235,000 244
BAT International Finance, 1.668%, 3/25/26  60,000 56
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 200,000 201

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 409
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 167
Becton Dickinson & Company, 3.70%, 6/6/27  225,000 216
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 89
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 199
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 214
BNP Paribas, VR, 5.497%, 5/20/30 (1)(11) 385,000 384
BNP Paribas, VR, 5.738%, 2/20/35 (1)(11) 380,000 378
Boardwalk Pipelines, 3.40%, 2/15/31  255,000 226
Boardwalk Pipelines, 4.45%, 7/15/27  43,000 42
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 498
Boeing, 3.25%, 2/1/28  70,000 65
Boeing, 5.04%, 5/1/27  445,000 440
Booz Allen Hamilton, 5.95%, 8/4/33  135,000 139
Boston Gas, 6.119%, 7/20/53 (1) 105,000 106
Bristol-Myers Squibb, 5.10%, 2/22/31  160,000 161
Bristol-Myers Squibb, 5.20%, 2/22/34  330,000 332
Bristol-Myers Squibb, 5.55%, 2/22/54  135,000 136
Bristol-Myers Squibb, 5.65%, 2/22/64  180,000 183
Bristol-Myers Squibb, 6.25%, 11/15/53  207,000 230
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 319
Brixmor Operating Partnership, 4.05%, 7/1/30  93,000 85
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 747
Broadcom, 2.60%, 2/15/33 (1) 225,000 180
Broadcom, 3.419%, 4/15/33 (1) 307,000 261
Broadcom, 3.875%, 1/15/27  60,000 58
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 380,000 386
CaixaBank, VR, 6.684%, 9/13/27 (1)(11) 295,000 300
CaixaBank, VR, 6.84%, 9/13/34 (1)(11) 355,000 372
Capital One Financial, 3.65%, 5/11/27  740,000 705
Capital One Financial, 3.75%, 3/9/27  65,000 62
Capital One Financial, VR, 2.359%, 7/29/32 (11) 165,000 125
Capital One Financial, VR, 3.273%, 3/1/30 (11) 190,000 170
Capital One Financial, VR, 5.247%, 7/26/30 (11) 100,000 97
Capital One Financial, VR, 5.468%, 2/1/29 (11) 595,000 592
Capital One Financial, VR, 5.70%, 2/1/30 (11) 135,000 136
Capital One Financial, VR, 6.051%, 2/1/35 (11) 170,000 172
Capital One Financial, VR, 6.312%, 6/8/29 (11) 60,000 62
Capital One Financial, VR, 7.624%, 10/30/31 (11) 55,000 60
Carrier Global, 2.493%, 2/15/27  65,000 60
Carrier Global, 5.80%, 11/30/25  85,000 86
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)(12) 151,872 145
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)(12) 228,792 214
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(12) 271,263 263
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Celanese U.S. Holdings, 6.165%, 7/15/27  65,000 66

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Centene, 2.50%, 3/1/31  370,000 304
Centene, 2.625%, 8/1/31  940,000 770
Centene, 4.25%, 12/15/27  60,000 57
Centene, 4.625%, 12/15/29  295,000 279
Charter Communications Operating, 3.75%, 2/15/28  165,000 152
Charter Communications Operating, 5.25%, 4/1/53  53,000 41
Charter Communications Operating, 6.484%, 10/23/45  90,000 82
Charter Communications Operating, 6.65%, 2/1/34  360,000 360
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  175,000 174
Cheniere Energy, 4.625%, 10/15/28  130,000 125
Citigroup, 4.45%, 9/29/27  95,000 92
Citigroup, VR, 3.106%, 4/8/26 (11) 185,000 180
Citigroup, VR, 4.658%, 5/24/28 (11) 90,000 88
Citigroup, VR, 5.61%, 9/29/26 (11) 430,000 430
Citigroup, VR, 5.827%, 2/13/35 (11) 1,070,000 1,048
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (11) 405,000 380
CNO Financial Group, 5.25%, 5/30/25  152,000 151
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 298
Comcast, 3.25%, 11/1/39  445,000 341
Continental Resources, 4.375%, 1/15/28  65,000 62
Corebridge Financial, 3.65%, 4/5/27  65,000 62
Corebridge Financial, 3.85%, 4/5/29  65,000 60
Corebridge Financial, 3.90%, 4/5/32  320,000 282
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 59
Crown Castle, 2.25%, 1/15/31  860,000 701
Crown Castle, 3.80%, 2/15/28  65,000 61
Crown Castle, 4.80%, 9/1/28  60,000 58
Crown Castle, 5.60%, 6/1/29  240,000 241
Crown Castle, 5.80%, 3/1/34  155,000 157
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 707
CVS Health, 3.25%, 8/15/29  100,000 91
CVS Health, 4.30%, 3/25/28  65,000 63
CVS Health, 5.05%, 3/25/48  549,000 489
CVS Health, 5.625%, 2/21/53  335,000 325
CVS Health, 5.875%, 6/1/53  175,000 175
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150,000 150
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 150
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 149
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 205,000 201
Danske Bank, VR, 3.773%, 3/28/25 (1)(11) 255,000 254
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 230,000 230
Deutsche Bank, VR, 3.961%, 11/26/25 (11) 215,000 211
Diamondback Energy, 6.25%, 3/15/53  150,000 159
Dollar General, 3.875%, 4/15/27  65,000 62
Dollar General, 5.45%, 7/5/33  310,000 308
DTE Energy, 4.875%, 6/1/28  60,000 59

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DTE Energy, 5.10%, 3/1/29  430,000 425
Duke Energy, 5.00%, 8/15/52  460,000 410
Duke Energy, 6.10%, 9/15/53  430,000 446
Edison International, 4.95%, 4/15/25  25,000 25
Edison International, 6.95%, 11/15/29  55,000 59
Elevance Health, 5.125%, 2/15/53  165,000 157
Enbridge, 6.20%, 11/15/30  95,000 99
Enbridge, 6.70%, 11/15/53  150,000 168
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 210
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  140,000 136
Energy Transfer, 5.55%, 5/15/34  165,000 163
Energy Transfer, 5.95%, 5/15/54  110,000 107
Energy Transfer, 6.40%, 12/1/30  205,000 215
Energy Transfer, 6.55%, 12/1/33  100,000 106
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 295,000 271
Equitable Holdings, 4.35%, 4/20/28  940,000 905
Exelon, 5.15%, 3/15/28  60,000 60
Exelon, 5.45%, 3/15/34  165,000 164
Exelon, 5.60%, 3/15/53  500,000 487
Fifth Third Bancorp, 2.375%, 1/28/25  65,000 63
Fifth Third Bancorp, 2.55%, 5/5/27  40,000 37
Fifth Third Bancorp, 3.95%, 3/14/28  75,000 71
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (11) 100,000 99
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (11) 230,000 236
Fiserv, 4.20%, 10/1/28  60,000 58
Ford Motor, 9.625%, 4/22/30  50,000 58
Ford Motor Credit, 6.798%, 11/7/28  200,000 207
Ford Motor Credit, 7.122%, 11/7/33  200,000 213
Freeport-McMoRan, 4.375%, 8/1/28  121,000 115
Freeport-McMoRan, 5.00%, 9/1/27  29,000 28
General Motors Financial, 4.00%, 10/6/26  60,000 58
General Motors Financial, 5.40%, 5/8/27  255,000 255
General Motors Financial, 5.80%, 6/23/28  120,000 122
Georgia Power, 4.95%, 5/17/33  330,000 323
Georgia Power, 5.25%, 3/15/34  210,000 208
GLP Capital, 3.35%, 9/1/24  100,000 98
Goldman Sachs Group, VR, 1.542%, 9/10/27 (11) 410,000 373
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 370
Goldman Sachs Group, VR, 3.691%, 6/5/28 (11) 125,000 119
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 395,000 386
HCA, 2.375%, 7/15/31  140,000 114
HCA, 3.125%, 3/15/27  165,000 155
HCA, 3.375%, 3/15/29  65,000 59
HCA, 3.50%, 9/1/30  343,000 306
HCA, 4.50%, 2/15/27  60,000 59

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 5.375%, 9/1/26  130,000 129
HCA, 5.875%, 2/15/26  120,000 120
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 115
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 402
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 215,000 206
HSBC Holdings, VR, 4.755%, 6/9/28 (11) 480,000 469
Humana, 4.875%, 4/1/30  310,000 305
Humana, 5.95%, 3/15/34  175,000 181
Huntington National Bank, VR, 5.699%, 11/18/25 (11) 250,000 248
Hyundai Capital America, 5.25%, 1/8/27 (1) 100,000 100
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 60
Hyundai Capital America, 5.50%, 3/30/26 (1) 100,000 100
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 120
Indiana Michigan Power, 5.625%, 4/1/53  30,000 30
ING Groep, VR, 6.114%, 9/11/34 (11) 200,000 207
Intercontinental Exchange, 2.65%, 9/15/40  90,000 64
Intercontinental Exchange, 4.35%, 6/15/29  350,000 339
Interpublic Group, 4.65%, 10/1/28  140,000 137
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 81
IQVIA, 6.25%, 2/1/29  250,000 257
JPMorgan Chase, VR, 1.578%, 4/22/27 (11) 680,000 629
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 510,000 465
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 404
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 195,000 171
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 330,000 287
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 180,000 179
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 165,000 164
Las Vegas Sands, 3.50%, 8/18/26  170,000 160
Lowe's, 4.25%, 4/1/52  87,000 70
Lowe's, 5.625%, 4/15/53  120,000 119
Lowe's, 5.75%, 7/1/53  110,000 111
LSEGA Financing, 2.00%, 4/6/28 (1) 1,020,000 907
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 239
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 149
Marriott International, 5.00%, 10/15/27  245,000 244
Mars, 4.75%, 4/20/33 (1) 310,000 302
Marsh & McLennan, 2.25%, 11/15/30  140,000 118
Marsh & McLennan, 5.70%, 9/15/53  375,000 389
Mattel, 5.875%, 12/15/27 (1) 300,000 299
Meta Platforms, 5.60%, 5/15/53  555,000 575
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 180,000 178
Micron Technology, 4.185%, 2/15/27  90,000 87
Micron Technology, 5.30%, 1/15/31  200,000 197
Micron Technology, 5.327%, 2/6/29  180,000 180
Micron Technology, 6.75%, 11/1/29  215,000 228
MidAmerican Energy, 5.85%, 9/15/54  125,000 132

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley, VR, 2.699%, 1/22/31 (11) 70,000 60
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 830,000 826
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 285,000 283
MPLX, 4.125%, 3/1/27  60,000 58
Mylan, 4.55%, 4/15/28  125,000 120
Netflix, 4.625%, 5/15/29 (EUR)  500,000 565
NextEra Energy Capital Holdings, 2.44%, 1/15/32  305,000 248
NextEra Energy Capital Holdings, 5.25%, 2/28/53  135,000 126
NextEra Energy Capital Holdings, 5.749%, 9/1/25  210,000 211
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 164
NiSource, 3.49%, 5/15/27  70,000 66
NiSource, 5.25%, 3/30/28  65,000 65
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 125,000 113
NRG Energy, 4.45%, 6/15/29 (1) 155,000 143
Occidental Petroleum, 6.125%, 1/1/31  266,000 273
Occidental Petroleum, 6.375%, 9/1/28  85,000 88
Occidental Petroleum, 6.625%, 9/1/30  55,000 58
Occidental Petroleum, 7.50%, 5/1/31  235,000 259
Occidental Petroleum, 8.875%, 7/15/30  705,000 812
ONEOK, 5.65%, 11/1/28  60,000 61
ONEOK, 5.80%, 11/1/30  180,000 184
ONEOK, 6.05%, 9/1/33  175,000 180
Oracle, 4.90%, 2/6/33  305,000 294
O'Reilly Automotive, 5.75%, 11/20/26  90,000 91
Ovintiv, 5.65%, 5/15/28  125,000 126
Pacific Gas & Electric, 2.10%, 8/1/27  124,000 111
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 279
Pacific Gas & Electric, 4.55%, 7/1/30  370,000 348
Pacific Gas & Electric, 5.80%, 5/15/34  235,000 234
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 111
Pacific Gas & Electric, 6.70%, 4/1/53  110,000 118
Pacific Gas & Electric, 6.75%, 1/15/53  245,000 263
Pacific Gas & Electric, 6.95%, 3/15/34  175,000 189
PacifiCorp, 5.30%, 2/15/31  255,000 251
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 654
Pfizer Investment Enterprises, 4.75%, 5/19/33  205,000 199
Pfizer Investment Enterprises, 5.30%, 5/19/53  205,000 201
Pfizer Investment Enterprises, 5.34%, 5/19/63  310,000 299
Philip Morris International, 5.125%, 2/15/30  215,000 214
Pioneer Natural Resources, 5.10%, 3/29/26  110,000 110
PNC Financial Services Group, VR, 5.30%, 1/21/28 (11) 90,000 90
PNC Financial Services Group, VR, 6.615%, 10/20/27 (11) 60,000 62
Public Service Enterprise Group, 5.875%, 10/15/28  65,000 67
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 203
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 204
Regency Centers, 3.60%, 2/1/27  300,000 286

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity, 1.90%, 9/15/28  280,000 242
Revvity, 2.25%, 9/15/31  150,000 122
Revvity, 3.30%, 9/15/29  170,000 153
Reynolds American, 4.45%, 6/12/25  53,000 52
Rogers Communications, 3.20%, 3/15/27  200,000 188
Rogers Communications, 3.80%, 3/15/32  210,000 187
Rogers Communications, 4.35%, 5/1/49  30,000 24
Rogers Communications, 4.55%, 3/15/52  950,000 783
Rogers Communications, 5.00%, 2/15/29  445,000 441
Rogers Communications, 5.30%, 2/15/34  385,000 378
Ross Stores, 1.875%, 4/15/31  365,000 296
Sabine Pass Liquefaction, 4.20%, 3/15/28  65,000 63
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 930,000 873
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 341
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 392
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 66
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 283
Sempra, 3.40%, 2/1/28  65,000 61
Sempra, 3.70%, 4/1/29  105,000 98
Societe Generale, VR, 5.519%, 1/19/28 (1)(11) 630,000 623
Societe Generale, VR, 5.634%, 1/19/30 (1)(11) 305,000 301
Solventum, 5.40%, 3/1/29 (1) 290,000 290
Solventum, 5.60%, 3/23/34 (1) 775,000 770
Solventum, 5.90%, 4/30/54 (1) 310,000 306
Solventum, 6.00%, 5/15/64 (1) 310,000 302
Southern, 5.20%, 6/15/33  495,000 488
Southern, 5.70%, 3/15/34  380,000 387
Southern California Edison, 5.70%, 3/1/53  170,000 169
Southern California Edison, Series D, 4.70%, 6/1/27  235,000 232
Sprint Capital, 6.875%, 11/15/28  405,000 432
Sprint Capital, 8.75%, 3/15/32  295,000 357
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 210,000 193
Standard Chartered, VR, 2.819%, 1/30/26 (1)(11) 220,000 213
Standard Chartered, VR, 3.971%, 3/30/26 (1)(11) 605,000 590
Stanley Black & Decker, 2.75%, 11/15/50  92,000 53
Sutter Health, 5.164%, 8/15/33  100,000 100
T-Mobile USA, 5.75%, 1/15/54  620,000 628
T-Mobile USA, 6.00%, 6/15/54  130,000 137
Targa Resources, 6.15%, 3/1/29  115,000 118
Targa Resources Partners, 5.00%, 1/15/28  60,000 59
Targa Resources Partners, 5.50%, 3/1/30  450,000 446
Targa Resources Partners, 6.875%, 1/15/29  74,000 76
Thermo Fisher Scientific, 5.20%, 1/31/34  140,000 142
Toronto-Dominion Bank, 5.523%, 7/17/28  65,000 66
U.S. Bancorp, VR, 5.384%, 1/23/30 (11) 125,000 124
U.S. Bancorp, VR, 5.678%, 1/23/35 (11) 205,000 204

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UBS Group, VR, 5.959%, 1/12/34 (1)(11) 315,000 318
UBS Group, VR, 6.301%, 9/22/34 (1)(11) 225,000 233
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 615,000 639
UBS Group, VR, 9.25% (1)(11)(13) 200,000 213
UnitedHealth Group, 4.50%, 4/15/33  310,000 298
UnitedHealth Group, 5.05%, 4/15/53  281,000 269
UnitedHealth Group, 5.875%, 2/15/53  270,000 290
Utah Acquisition Sub, 3.95%, 6/15/26  851,000 822
Utah Acquisition Sub, 5.25%, 6/15/46  30,000 24
VF, 2.95%, 4/23/30  210,000 172
Viatris, 3.85%, 6/22/40  283,000 210
Viatris, 4.00%, 6/22/50  155,000 106
Vistra Operations, 5.125%, 5/13/25 (1) 137,000 136
Vistra Operations, 6.95%, 10/15/33 (1) 130,000 136
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 600,000 570
Walt Disney, 3.60%, 1/13/51  175,000 132
Warnermedia Holdings, 3.755%, 3/15/27  459,000 435
Wells Fargo, 4.30%, 7/22/27  177,000 172
Wells Fargo, VR, 2.393%, 6/2/28 (11) 1,860,000 1,696
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,560,000 1,333
Wells Fargo, VR, 5.198%, 1/23/30 (11) 370,000 367
Western Midstream Operating, 4.50%, 3/1/28  60,000 57
Western Midstream Operating, 6.35%, 1/15/29  60,000 62
Westlake, 1.625%, 7/17/29 (EUR)  382,000 363
Williams, 3.75%, 6/15/27  60,000 58
Xcel Energy, 3.40%, 6/1/30  360,000 321
Total Corporate Bonds (Cost $88,256) 85,172
EQUITY MUTUAL FUNDS 11.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 2,725,568 86,400
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 7,126,418 67,487
T. Rowe Price Real Assets Fund - I Class (3) 5,686,174 76,650
Total Equity Mutual Funds (Cost $214,590) 230,537
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Gaci First Investment, 4.875%, 2/14/35  315,000 299
Gaci First Investment, 5.125%, 2/14/53  525,000 451
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (1) 200,000 197
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 230,000 223
Petroleos Mexicanos, 6.50%, 3/13/27  790,000 735
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  225,000 254
Republic of Bulgaria, 4.875%, 5/13/36 (EUR) (9) 254,000 294
Republic of Chile, 3.625%, 8/1/27  255,000 240

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic of Chile, 6.30%, 9/8/53  255,000 247
Republic of Chile, 6.30%, 9/8/53 (1) 200,000 194
Republic of Chile, 6.44%, 1/26/36 (1) 200,000 204
Republic of Panama, 7.50%, 3/1/31  220,000 226
Republic of Romania, 5.875%, 1/30/29 (1) 340,000 338
United Mexican States, 5.00%, 5/7/29  310,000 305
United Mexican States, 6.00%, 5/7/36  290,000 289
Total Foreign Government Obligations & Municipalities (Cost
$4,451) 4,496
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
TSFR + 1.297%, 6.615%, 9/15/32 (1) 190,000 189
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 386,885 303
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.592%, 11/15/34 (1) 195,000 31
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 184,035 158
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M TSFR + 1.046%, 6.364%, 4/15/34 (1) 535,000 534
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.458%, 6/15/27 (1) 345,000 346
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.729%, 10/15/36 (1) 330,000 324
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 384,502 301
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 148,564 121
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 36,615 35
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  291,783 284
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.436%, 2/25/30  37,463 38
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 201,212 186
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 430,000 268
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 108,566 102
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO, ARM,
2.50%, 6/25/51 (1) 321,336 251
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 74,073 68

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 25,658 23
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 18,895 17
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.348%, 6.666%, 12/15/36 (1) 420,000 420
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.947%, 7.265%, 12/15/36 (1) 335,000 334
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 5.133%, 7/25/44 (1) 5,903 6
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50 (1) 166,028 139
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 291,767 228
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 298,473 234
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 129,364 105
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 131
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 65,566 58
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 75,784 67
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.572%, 12/25/50 (1) 229,847 194
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 64,710 57
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 4,892 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 10,763 10
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.255%, 6/25/50 (1) 236,656 198
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR + 1.464%,
6.784%, 8/15/38 (1) 679,382 646
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 96,770 98
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 241,237 191
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 166,219 147
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63 (1) 95,303 97
SCG Mortgage Trust, Series 2023-NASH, Class A, ARM, 1M TSFR
+ 2.391%, 7.708%, 12/15/40 (1) 430,000 433

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  131,283 122
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47 (1) 194,061 175
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 40,356 37
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 8,454 8
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 27,776 26
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 6,234 6
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.622%, 8/25/33 (1) 158,814 162
Structured Agency Credit Risk Debt Notes, Series 2023-HQA3,
Class A1, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/43 (1) 397 —
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M TSFR + 1.114%, 6.435%, 10/25/59 (1) 159,106 160
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 306,827 240
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 96
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 172,793 143
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 646
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 1,065
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 76
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$11,722) 10,339
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  15,664 1,465
Total Consumer Discretionary 1,465
Total Preferred Stocks (Cost $1,335) 1,465
PRIVATE INVESTMENT COMPANIES 3.7%
Blackstone Partners Offshore Fund (5)(7) 31,705 76,005
Total Private Investment Companies (Cost $49,310) 76,005

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.9%
U.S. Government Agency Obligations 2.9%
Federal Home Loan Mortgage
2.50%, 4/1/30  87,013 82
3.00%, 12/1/42 - 2/1/47  875,526 776
3.50%, 8/1/42 - 3/1/46  832,560 759
4.00%, 8/1/40 - 12/1/41  344,129 324
4.50%, 6/1/39 - 10/1/41  250,404 246
5.00%, 7/1/25 - 8/1/40  89,493 88
6.00%, 10/1/32 - 8/1/38  66,762 69
6.50%, 11/1/29 - 10/1/32  6,849 7
7.00%, 10/1/25 - 6/1/32  4,295 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  1,274 1
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  5,316 5
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  10,128 10
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  8,641 9
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  166,591 32
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  129,917 113
2.00%, 8/1/36 - 9/1/52  4,693,265 3,746
2.50%, 6/1/37 - 5/1/52  5,973,128 5,008
3.00%, 5/1/31 - 6/1/52  2,384,874 2,083
3.50%, 6/1/47 - 11/1/50  710,883 645
4.00%, 8/1/37 - 9/1/52  593,541 560
4.50%, 9/1/37 - 11/1/52  962,956 913
5.00%, 10/1/52 - 5/1/53  186,444 180
5.50%, 8/1/53  700,775 695
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  89,495 79
3.50%, 6/1/42 - 5/1/46  449,402 407
4.00%, 11/1/40  159,662 153
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.87%,
6.12%, 8/1/36  11,854 12
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  2,123 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,658,510 1,406
2.00%, 5/1/36 - 4/1/52  16,538,619 13,364
2.50%, 1/1/32 - 4/1/52  8,368,420 6,995
3.00%, 8/1/27 - 4/1/52  5,549,816 4,915
3.50%, 2/1/35 - 1/1/52  3,240,631 2,959
4.00%, 7/1/35 - 8/1/52  2,915,652 2,739
4.50%, 7/1/39 - 8/1/52  1,985,785 1,910
5.00%, 7/1/33 - 9/1/53  1,832,746 1,795

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 11/1/34 - 10/1/53  1,439,490 1,435
6.00%, 3/1/33 - 1/1/54  2,220,865 2,251
6.50%, 7/1/32 - 11/1/53  654,552 669
7.00%, 9/1/30 - 4/1/32  2,588 3
UMBS, TBA (14)
2.50%, 3/1/54  510,000 419
3.50%, 3/1/54  610,000 543
5.00%, 3/1/54  760,000 737
5.50%, 3/1/54  180,000 178
6.00%, 3/1/54  110,000 110
6.50%, 3/1/54  665,000 677
60,111
U.S. Government Obligations 1.0%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  211,099 182
2.00%, 1/20/51 - 3/20/52  4,267,845 3,474
2.50%, 8/20/50 - 3/20/52  3,948,325 3,344
3.00%, 9/15/42 - 6/20/52  3,504,058 3,085
3.50%, 11/20/42 - 7/20/52  2,119,900 1,941
4.00%, 2/20/41 - 10/20/52  2,059,523 1,933
4.50%, 11/20/39 - 4/20/53  1,686,988 1,625
5.00%, 7/20/39 - 6/20/48  730,881 729
5.50%, 10/20/32 - 3/20/49  396,054 400
6.00%, 8/20/34 - 12/20/38  167,406 173
6.50%, 2/15/29  919 1
7.00%, 9/20/27  445 —
7.50%, 1/15/30  2,399 2
8.00%, 8/15/24 - 10/20/25  36 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  48,936 44
3.50%, 10/20/50  190,000 157
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  102,556 16
4.00%, 2/20/43  40,043 4
Government National Mortgage Assn., TBA (14)
5.00%, 3/20/54  640,000 625
5.50%, 3/20/54  1,395,000 1,386
6.00%, 3/20/54  725,000 729
6.50%, 3/20/54  425,000 431
20,281
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $87,146) 80,392

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.6%
U.S. Treasury Obligations 4.6%
U.S. Treasury Bonds, 3.375%, 8/15/42 (15)(16) 8,640,000 7,387
U.S. Treasury Bonds, 3.625%, 2/15/53  5,945,000 5,199
U.S. Treasury Bonds, 3.625%, 5/15/53  366,100 320
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,983
U.S. Treasury Bonds, 4.00%, 11/15/42  6,045,000 5,643
U.S. Treasury Bonds, 4.125%, 8/15/53  5,440,000 5,211
U.S. Treasury Bonds, 4.375%, 8/15/43  210,000 206
U.S. Treasury Bonds, 4.75%, 11/15/53  4,845,000 5,158
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  11,809,829 11,308
U.S. Treasury Notes, 0.625%, 8/15/30  2,145,000 1,708
U.S. Treasury Notes, 1.50%, 1/31/27  6,515,000 5,997
U.S. Treasury Notes, 4.125%, 6/15/26  10,150,000 10,055
U.S. Treasury Notes, 4.13%, 8/31/30  3,250,000 3,221
U.S. Treasury Notes, 4.50%, 7/15/26  5,605,000 5,601
U.S. Treasury Notes, 4.50%, 11/15/33  2,610,000 2,660
U.S. Treasury Notes, 4.625%, 9/15/26  12,725,500 12,761
U.S. Treasury Notes, 4.625%, 10/15/26 (16) 8,685,000 8,713
93,131
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $94,971) 93,131
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 5.38% (3)(17) 21,051,683 21,052
Total Short-Term Investments (Cost $21,052) 21,052
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (3)(17) 4,725,742 4,726
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,726
Total Securities Lending Collateral (Cost $4,726) 4,726

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/22/24 @
$109.50 (5) 212 23,413 83
Total Exchange-Traded Options Purchased (Cost $93) 83
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/8/24 @
3.80%* (5) 1 2,125 58
Barclays Bank
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80%* (5) 1 3,747 104
Citibank
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.04%* (5) 1 5,124 2
Goldman Sachs
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80%* (5) 1 1,873 52

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.03%* (5) 1 9,976 2
Morgan Stanley
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/8/24 @
3.80%* (5) 1 1,873 52
Morgan Stanley
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80%* (5) 1 3,747 104
Total OTC Options Purchased (Cost $455) 374
Total Options Purchased (Cost $548) 457
Total Investments in Securities 100.4%
(Cost $1,590,339) $ 2,050,302
Other Assets Less Liabilities (0.4)% (7,374)
Net Assets 100.0% $ 2,042,928
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$40,744 and represents 2.0% of net assets.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,326 and represents 0.2% of net assets.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) All or a portion of this security is on loan at February 29, 2024.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,835 a nd represents 0.3% of net assets.
(15) All or a portion of this security is pledged to cover or as collateral for written call options at February 29, 2024.
(16) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20%* 1 17,060 (97)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20%* 1 15,533 (89)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 30,229 (172)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 14,882 (85)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20%* 1 30,229 (172)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
4/19/24 @ $77.00 1,759 13,602 (110)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
4/19/24 @ $77.00 3,015 23,315 (166)
Morgan Stanley
S&P 500 Index, Call,
4/19/24 @ $5,125.00 181 92,242 (1,459)
Total Options Written (Premiums $(2,069)) $ (2,350)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 8,628 132 226 (94)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 340 6 10 (4)
Total Bilateral Credit Default Swaps, Protection
Bought 236 (98)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 88 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 236 (98)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 470 (1) (1) —
Protection Sold (Relevant Credit: Markit
CDX.EM.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 3,025 48 44 4
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 2,198 162 2 160

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 21,978 497 426 71
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (EUR) 3,550 (20) (17) (3)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 * 4,271 37 6 31
Total Centrally Cleared Credit Default Swaps,
Protection Sold 263
Total Centrally Cleared Swaps 263
Net payments (receipts) of variation margin to date (241)
Variation margin receivable (payable) on centrally cleared swaps $ 22
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $27.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 3/4/24 AUD 1,524 JPY 147,450 $ 6
Citibank 3/4/24 AUD 2,335 JPY 225,923 10
Citibank 3/4/24 JPY 668,053 AUD 7,007 (96)
Deutsche Bank 5/24/24 USD 134 EUR 124 —
Deutsche Bank 5/24/24 USD 353 EUR 326 (1)
Goldman Sachs 3/4/24 AUD 1,523 JPY 147,354 7
JPMorgan Chase 3/4/24 AUD 1,523 JPY 147,326 7
JPMorgan Chase 5/24/24 USD 118 EUR 108 —
State Street 3/4/24 AUD 102 USD 67 —
State Street 5/24/24 USD 1,391 EUR 1,286 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (71)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 39 Euro BUND contracts 3/24 (5,591) $ 35
Short, 62 MSCI EAFE Index contracts 3/24 (7,092) (369)
Long, 88 S&P 500 E-Mini Index contracts 3/24 22,456 184
Long, 122 U.S. Treasury Notes five year contracts 6/24 13,043 3
Short, 120 U.S. Treasury Notes ten year contracts 6/24 (13,253) (11)
Short, 190 U.S. Treasury Notes two year contracts 6/24 (38,903) (8)
Long, 66 Ultra U.S. Treasury Bonds contracts 6/24 8,440 56
Short, 60 Ultra U.S. Treasury Notes ten year contracts 6/24 (6,850) (6)
Net payments (receipts) of variation margin to date 223
Variation margin receivable (payable) on open futures contracts $ 107

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.47%  $ (1,775) $ (1,371) $ 1,690
T. Rowe Price Inflation Protected Bond Fund - I
Class, 0.58%  — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.25%  (2,089) 5,684 2,727
T. Rowe Price Institutional Emerging Markets
Equity Fund  (390) (58) 1,608
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.58%  (328) 1,057 1,621
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.24%  (811) 3,358 3,093
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.19%  (1,940) 4,511 1,780
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 0.58%  — (2) 12
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (1,695) 1,914 4,113
T. Rowe Price Real Assets Fund - I Class  — 2,683 1,468
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.44%  (5,704) 436 1,673
T. Rowe Price Government Reserve Fund, 5.39% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 1,486
Totals $ (14,732)# $ 18,212 $ 21,271+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.47%  $ 59,822 $ 3,740 $ 9,775 $ 52,416
T. Rowe Price Inflation
Protected Bond Fund - I Class,
0.58%  7 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.25%  64,066 2,726 8,539 63,937
T. Rowe Price Institutional
Emerging Markets Equity Fund  86,490 1,608 1,640 86,400
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.58%  27,850 1,871 7,178 23,600
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.24%  60,296 4,093 6,311 61,436
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.19%  84,741 1,779 10,190 80,841
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 0.58%  78 4,352 — 4,428
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  77,155 4,113 15,695 67,487
T. Rowe Price Real Assets Fund
- I Class  54,489 19,478 — 76,650
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.44%  65,095 2,521 11,704 56,348
T. Rowe Price Government
Reserve Fund, 5.39% 817  ¤  ¤ 4,726
T. Rowe Price Treasury Reserve
Fund, 5.38% 54,980  ¤  ¤ 21,052
Total $ 599,328^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21,271 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $643,412.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Spectrum Moderate Allocation Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 292,807 $ — $ 292,807
Bond Mutual Funds 343,013 — — 343,013
Common Stocks 823,894 252,033 1,207 1,077,134
Convertible Preferred Stocks — — 3,106 3,106
Equity Mutual Funds 230,537 — — 230,537
Preferred Stocks — 1,465 — 1,465
Private Investment Companies — — 76,005 76,005
Short-Term Investments 21,052 — — 21,052
Securities Lending Collateral 4,726 — — 4,726
Options Purchased 83 374 — 457
Total Securities 1,423,305 546,679 80,318 2,050,302
Swaps* — 404 — 404
Forward Currency Exchange
Contracts — 30 — 30
Futures Contracts* 278 — — 278
Total $ 1,423,583 $ 547,113 $ 80,318 $ 2,051,014
Liabilities
Options Written $ — $ 2,350 $ — $ 2,350
Swaps* — 3 — 3
Forward Currency Exchange
Contracts — 101 — 101
Futures Contracts* 394 — — 394
Total $ 394 $ 2,454 $ — $ 2,848
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 29, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 29, 2024, totaled $(75,000) for the period ended
February 29, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/29/24
Investment in Securities
Common Stocks $ 2,499 $ (69) $ 467 $ (1,690) $ 1,207
Convertible Bonds 8 (8) — — —
Convertible Preferred Stocks 4,718 (1,073) 44 (583) 3,106
Private Investment Companies 86,906 6,099 — (17,000) 76,005
Total $ 94,131 $ 4,949 $ 511 $ (19,273) $ 80,318
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,207 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Relative value —# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
1.7x
– 11.5x
3.6x Increase
Sales growth
rate
5% - 55% 19% Increase
Enterprise
value to gross
profit multiple
4.7x
– 15.3
9.2x Increase
Gross profit
growth rate
24%
- 25%
24% Increase
Enterprise
value to
EBITDA
multiple
18.1x 18.1x Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.7x Increase
Tangible book
value growth
rate
3% – 7% 6% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 35%
- 41%
35% Increase
Convertible
Preferred
Stocks
$ 3,106 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 11.9x
5.7x Increase
Sales growth
rate
5%
- 129%
32% Increase
Projected
enterprise
value to sales
multiple
3.6x
– 17.6x
9.9x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.3x
9.0x Increase
Gross profit
growth rate
16%
- 35%
24% Increase
Enterprise
value to
EBITDA
multiple
18.1x 18.1x Increase
Price to
tangible book
value multiple
2.1x
– 2.7x
2.4x Increase
Tangible book
value growth
rate
3% – 7% 5% Increase
Rate of return 40% 40% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
15%
- 25%
19% Decrease
Discount for
uncertainty
80%
- 100%
82% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 76,005 Rollforward of
Investee NAV
Estimated
return
1.23% 1.23% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F102-054Q3 02/24